CONVERTIBLE NOTES (Details Narrative)																																					1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 22, 2021 USD ($)	Aug. 19, 2021 USD ($)	Mar. 16, 2021 USD ($)	Mar. 16, 2021 USD ($)	Jan. 05, 2021 USD ($)	Jan. 05, 2021 USD ($)	Dec. 10, 2020 USD ($)	Dec. 02, 2020 USD ($)	Nov. 30, 2020 USD ($)	Sep. 16, 2020 shares	Sep. 09, 2020 shares	Mar. 25, 2020 USD ($)	Mar. 12, 2020 USD ($) Integer	Mar. 05, 2020 USD ($)	Feb. 19, 2020 USD ($)	Jan. 22, 2020 USD ($)	Jan. 13, 2020 USD ($)	Jan. 07, 2020 USD ($)	Nov. 26, 2019 USD ($)	Nov. 22, 2019 USD ($)	Oct. 03, 2019 USD ($)	Oct. 02, 2019 USD ($)	Sep. 10, 2019 USD ($) $ / shares shares	Sep. 04, 2019 USD ($)	Aug. 30, 2019 USD ($) $ / shares shares	Aug. 01, 2019 USD ($)	Jul. 30, 2019 USD ($)	May 23, 2019 USD ($)	Dec. 24, 2018 USD ($)	Nov. 30, 2018 USD ($)	Oct. 02, 2018 USD ($)	Aug. 29, 2018 USD ($)	Jul. 19, 2018 USD ($)	Jul. 13, 2018 USD ($)	Dec. 29, 2017 USD ($)	Aug. 10, 2017 USD ($) Integer	Apr. 30, 2020	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 15, 2021 USD ($)	Aug. 31, 2019 $ / shares shares	Oct. 03, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Short-term Debt [Line Items]
Convertible debt principal amount									$ 19,600
Original issue discount																																						$ 7,565		$ 6,139	$ 126,667
Proceeds from convertible debt																																						$ 160,000		$ 325,000	1,465,250
Debt instrument, interest rate, stated percentage																																						100.00%
Accrued interest									416
Common stock trading volume, percent																																								4.99%
Debt premium amount									11,785																													$ 177,045		$ 196,496	574,804
Additional paid in capital																																						55,444,574		54,074,110	50,913,893
Embedded derivative, fair value of embedded derivative liability																																						58,124		54,220	177,009
Liabilities																																						2,368,795		3,080,674	3,739,943
Loss from settlement of debt																																							49,985	50,607	67,123
Warrants to purchase of common stock, shares | shares																							1,000
Warrants exercise price per share | $ / shares																							$ 2,000
Fair value of warrants																							$ 984,810
Amortization of debt discount																																						6,074	121,281	136,527	734,130
Reclassified premium amount for additional paid in capital																																						109,643	204,919	590,504	874,924
First Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase of common stock, shares | shares																																												450
Warrants exercise price per share | $ / shares																																												$ 2,250
Second Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase of common stock, shares | shares																																												300
Warrants exercise price per share | $ / shares																																												$ 3,330
Third Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase of common stock, shares | shares																																												225
Warrants exercise price per share | $ / shares																																												$ 4,500
Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																								32,848
Accrued interest																																						716		0	43,176
Debt conversion of converted amount																																								326,117
Debt premium amount																																								217,411
Debt conversion of accrued interest																																								39,536
December 29, 2017 Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Accrued interest																																									24,751
December 29, 2017 Securities Purchase Agreement [Member] | December 2017 Eagle Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																									0
Accrued interest																																									0	$ 43,535
Debt conversion of converted amount																																									171,965	171,965
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																			$ 532,435
Original issue discount																																			$ 25,354
Debt instrument, interest rate, stated percentage																																			8.00%
December 21, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Short-term Debt [Line Items]
Convertible debt outstanding balance																																									0
December 21, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																										360,470
Proceeds from convertible debt																																			$ 507,081
Debt maturity date																																			Dec. 29, 2018
Accrued interest																																										20,065
July 13, 2018 Securities Purchase Agreement [Member] | July 2018 Eagle Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																										75,000
Accrued interest																																										5,786
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | July 2018 Eagle Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																		$ 75,000							0
Proceeds from convertible debt																																	$ 71,250
Debt maturity date																																		Jul. 13, 2019
Debt instrument, interest rate, stated percentage																																		8.00%
Accrued interest																																		$ 0							9,300
Debt conversion of converted amount																																									75,000
Legal fees																																	$ 3,750
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Short-term Debt [Line Items]
Convertible debt outstanding balance																																									0
August 29, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2018 Eagle Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																$ 105,000
Debt maturity date																																Aug. 29, 2019
Debt instrument, interest rate, stated percentage																																8.00%
Debt instrument, default, interest rate																																					24.00%
October 2, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, default, interest rate																																					24.00%
October 2, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2018 Eagle Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																															$ 210,000
Debt maturity date																															Oct. 02, 2019
Debt instrument, interest rate, stated percentage																															8.00%
Debt instrument principal payment																															$ 10,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																															212,000														$ 106,000
Proceeds from convertible debt																															$ 100,700
Debt maturity date																															Oct. 02, 2018
Debt instrument, interest rate, stated percentage																															8.00%
Common stock trading volume, percent																															61.00%
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member] | First Note [Member]
Short-term Debt [Line Items]
Proceeds from convertible debt																															$ 106,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member] | Second Note [Member]
Short-term Debt [Line Items]
Proceeds from convertible debt																															$ 106,000
November 30, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | November 2018 Eagle Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																														$ 105,000
Debt maturity date																														Nov. 30, 2019
Debt instrument, interest rate, stated percentage																														8.00%
Debt instrument, default, interest rate																																					24.00%
Debt instrument principal payment																														$ 5,000
December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2018 Eagle Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																													$ 126,000
Debt maturity date																													Dec. 24, 2019
Debt instrument, interest rate, stated percentage																													8.00%
Debt instrument, default, interest rate																													24.00%								24.00%
Debt instrument principal payment																													$ 6,000
Debt original issue discount, rate																													10.00%
Percentage of outstanding shares of common stock																													4.99%
Debt premium amount																													$ 357,688
Additional paid in capital																																								224,131	133,557
December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2018 Eagle Note [Member] | Minimum [Member]
Short-term Debt [Line Items]
Common stock trading volume, percent																													60.00%
December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2018 Eagle Note [Member] | Maximum [Member]
Short-term Debt [Line Items]
Common stock trading volume, percent																													61.00%
December 24, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December 2018 Eagle Note [Member] | Minimum [Member]
Short-term Debt [Line Items]
Common stock trading volume, percent																													50.00%
December 24, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December 2018 Eagle Note [Member] | Maximum [Member]
Short-term Debt [Line Items]
Common stock trading volume, percent																													51.00%
Securities Purchase Agreement One [Member] | Eagle Equities, LLC [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																									205,500
Accrued interest																																									26,990
Convertible debt outstanding balance																																								0
Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Original issue discount																																						90,192	0	498,160	836,724
Amortization of debt discount																																						7,500	0	211,000	728,904
Securities Purchase Agreement [Member] | December 10 2020 GW Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																						25,000		41,000	41,000
Accrued interest																																						2,091		1,084
Securities Purchase Agreement [Member] | January 13, 2020 Ader Alef Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																	$ 110,250																							0	110,250
Original issue discount																	$ 5,250
Debt maturity date																	Jan. 13, 2020
Debt instrument, interest rate, stated percentage																	8.00%
Accrued interest																																								0	4,073
Debt conversion of converted amount																	$ 100,000																							110,250
Legal fees																	$ 5,000
Debt premium amount																																								59,365
Debt conversion of accrued interest																																								7,493
Securities Purchase Agreement [Member] | January 13, 2020 Ader Alef Note [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, default, interest rate																	120.00%
Common stock trading volume, percent																	35.00%
Percentage of outstanding shares of common stock																	4.99%
Debt instrument, description																	The conversion price for the January 13, 2020 Ader Alef Note during the first 6 months the January 13, 2020 Ader Alef Note was fixed at $2.50 and thereafter would be equal to a 35% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion was received. Notwithstanding the foregoing, Ader Alef was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Ader Alef and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the Ader Alef to the Company.
Securities Purchase Agreement [Member] | January 13, 2020 Ader Alef Note [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, default, interest rate																	150.00%
Percentage of outstanding shares of common stock																	9.99%
Securities Purchase Agreement [Member] | December 02 2020 Geneva Roth [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																								78,000
Accrued interest																																								3,120
Securities Purchase Agreement [Member] | September Twenty Two Two Thousand Twenty Geneva Roth [Member]
Short-term Debt [Line Items]
Accrued interest																																								3,120
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January 22, 2020 GS Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																$ 58,000
Original issue discount																$ 3,500
Debt maturity date																Jan. 22, 2021
Accrued interest																																									8,802
Debt conversion of converted amount																																								58,000	141,820
Convertible debt outstanding balance																																								0	58,000
Legal fees																$ 2,500
Debt instrument, default, interest rate																24.00%
Common stock trading volume, percent																40.00%
Debt premium amount																$ 106,438
Additional paid in capital																																								22,901	38,667
Debt conversion of accrued interest																																								8,508	76,397
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January 22, 2020 GS Note [Member] | Minimum [Member]
Short-term Debt [Line Items]
Proceeds from convertible debt																$ 52,000
Debt default amount percentage																112.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January 22, 2020 GS Note [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt default amount percentage																130.00%
Securities Purchase Agreement [Member] | Odyssey Capital Funding LLC [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																									0
Accrued interest																																									0
Securities Purchase Agreement [Member] | Odyssey Capital Funding LLC [Member] | July 2019 Odyssey Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																										$ 295,000	$ 320,000
Original issue discount																											$ 25,000
Proceeds from convertible debt																										285,000
Debt maturity date																											Jul. 30, 2020
Debt instrument, interest rate, stated percentage																											10.00%
Accrued interest																																									23,220
Debt conversion of converted amount																																									320,000
Legal fees																										$ 10,000
Debt instrument, default, interest rate																											24.00%
Common stock trading volume, percent																											65.00%
Percentage of outstanding shares of common stock																											120.00%
Debt premium amount																											$ 172,308
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																								$ 550,000	$ 550,000
Proceeds from convertible debt																								505,000
Debt maturity date																									Aug. 30, 2020
Debt instrument, interest rate, stated percentage																									10.00%
Accrued interest																																						0		0	486
Debt conversion of converted amount																																						32,848		326,117	$ 191,035
Legal fees																								$ 5,000
Debt instrument, default, interest rate																									24.00%
Common stock trading volume, percent																								60.00%
Percentage of outstanding shares of common stock																								4.99%	125.00%																4.99%
Debt premium amount																									$ 366,667													21,899		217,411	$ 127,356
Diligence fees																								$ 40,000
Debt instrument, description																									Upon the holder’s election to convert accrued interest, default interest or any penalty amounts as stipulated, the Company may elect to pay those amounts in cash. The note may also be prepaid by the Company at any time between the date of issuance and August 13, 2020 at 135% multiplied by the sum of (a) the then outstanding principal amount plus (b) accrued and unpaid interest plus (c) default interests
Fair value of warrants																									$ 375,905
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | First Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase of common stock, shares | shares																									450
Warrants exercise price per share | $ / shares																									$ 2,250
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Second Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase of common stock, shares | shares																									300
Warrants exercise price per share | $ / shares																									$ 3,330
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Third Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase of common stock, shares | shares																									225
Warrants exercise price per share | $ / shares																									$ 4,500
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																									101,000
Accrued interest																																									5,082
Convertible debt outstanding balance																																									0
Debt premium amount							$ 87,333																																	20,000	67,333
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 1, 2019 GW Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																						$ 131,000																		30,000	30,000
Proceeds from convertible debt																						$ 125,000
Debt maturity date																						Oct. 01, 2020
Debt instrument, interest rate, stated percentage																						8.00%
Accrued interest																																								3,877	1,776
Debt instrument principal payment																						$ 6,000
Debt premium amount																																								27,333
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | December 10 2020 GW Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount							131,000																															65,000	90,000	90,000
Proceeds from convertible debt							$ 125,000
Debt maturity date							Dec. 10, 2021
Debt instrument, interest rate, stated percentage							8.00%
Accrued interest																																						4,174	$ 4,636	1,084	4,636
Debt instrument, default, interest rate							24.00%
Debt instrument principal payment							$ 6,000
Percentage of outstanding shares of common stock							4.99%
Debt premium amount							$ 174,666																															16,667		27,333
Debt instrument, description							The conversion price for the above GW Holdings notes shall be equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | December 10 2020 GW Note [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, default, interest rate							110.00%
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | December 10 2020 GW Note [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, default, interest rate							150.00%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Short-term Debt [Line Items]
Convertible debt principal amount									9,600
Debt premium amount									6,400
Unissued shares conversion | shares										15,000
Due to equity conversion									16,000
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																					$ 108,000																	65,280		65,280	65,280
Original issue discount																					5,000
Proceeds from convertible debt																					$ 100,000
Debt maturity date																					Oct. 03, 2019
Debt instrument, interest rate, stated percentage																					10.00%
Accrued interest																																						18,606		16,138	7,232
Debt conversion of converted amount																																									42,720
Debt instrument, default, interest rate																					15.00%
Debt instrument principal payment																					$ 3,000
Debt premium amount																					$ 72,000																				28,480
Debt instrument, description																					The conversion price for the October 3, 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company. The note is treated as stock settled debt under ASC 480 and accordingly the Company recorded a $72,000 put premium.
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, default, interest rate																					110.00%
Percentage of outstanding shares of common stock																					4.99%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, default, interest rate																					150.00%
Percentage of outstanding shares of common stock																					9.99%
Securities Purchase Agreement [Member] | LG Capital Funding, LLC [Member]
Short-term Debt [Line Items]
Convertible debt principal amount									10,000
Original issue discount															$ 40,385
Debt conversion of converted amount									416
Debt premium amount									5,385
Unissued shares conversion | shares											9,427
Due to equity conversion									$ 15,801
Securities Purchase Agreement [Member] | LG Capital Funding, LLC [Member] | February19 2020 LG Capital Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount															75,000																									0	75,000
Original issue discount															$ 3,750
Proceeds from convertible debt												$ 71,250
Debt maturity date															Feb. 19, 2021
Debt instrument, interest rate, stated percentage															8.00%
Accrued interest																																								0	2,164
Debt conversion of converted amount																																								75,000
Legal fees															$ 2,500
Common stock trading volume, percent															24.00%
Debt premium amount																																								40,385
Debt conversion of accrued interest																																								5,421
Securities Purchase Agreement [Member] | LG Capital Funding, LLC [Member] | February19 2020 LG Capital Note [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, default, interest rate															112.00%
Percentage of outstanding shares of common stock															999.00%
Debt instrument, description															The conversion price for the February 19, 2020 LG Capital Note during the first 6 months the February 19, 2020 LG Capital Note was fixed at $500 and thereafter was equal to a 35% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion was received. Notwithstanding the foregoing, LG Capital was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by LG Capital and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock.
Securities Purchase Agreement [Member] | LG Capital Funding, LLC [Member] | February19 2020 LG Capital Note [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, default, interest rate															135.00%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | December 02 2020 Geneva Roth [Member]
Short-term Debt [Line Items]
Convertible debt principal amount								$ 78,000																																132,000
Original issue discount								$ 3,000
Debt instrument, interest rate, stated percentage								8.00%
Accrued interest																																								3,477
Debt instrument, default, interest rate								35.00%
Debt premium amount								$ 113,077																																42,000
Debt default amount percentage								22.00%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | December 02 2020 Geneva Roth [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, default, interest rate								110.00%
Percentage of outstanding shares of common stock								9.99%
Debt instrument, description								The conversion price for the above Geneva Roth notes shall be equal to a
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | December 02 2020 Geneva Roth [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, default, interest rate								129.00%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | January 05, 2021 One Geneva Roth [Member]
Short-term Debt [Line Items]
Convertible debt principal amount					$ 68,500	$ 68,500
Original issue discount					$ 3,500	$ 3,500
Debt maturity date						Jan. 05, 2021
Debt instrument, interest rate, stated percentage					8.00%	8.00%		8.00%
Debt conversion, original debt amount						$ 3,500
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | March 16, 2021 Geneva Roth [Member]
Short-term Debt [Line Items]
Convertible debt principal amount			$ 63,500	$ 63,500
Debt maturity date					Mar. 16, 2021
Debt instrument, interest rate, stated percentage			8.00%	8.00%	8.00%	8.00%
Debt conversion, original debt amount			$ 3,500	$ 3,500
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | August Nineteen Two Thousand Twenty One Geneva Roth [Member]
Short-term Debt [Line Items]
Convertible debt principal amount		$ 103,750
Debt instrument, interest rate, stated percentage		8.00%
Debt conversion, original debt amount		$ 3,750
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member]
Short-term Debt [Line Items]
Convertible debt principal amount	$ 63,750
Debt instrument, interest rate, stated percentage	8.00%
Debt instrument, default, interest rate	35.00%
Debt conversion, original debt amount	$ 3,750
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, description	The conversion price for the above Geneva Roth notes shall be equal to a 35% discount of the market price based on the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, Geneva Roth shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Geneva Roth and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. These notes are treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $161,269 put premium for the four notes.
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty Geneva Roth [Member]
Short-term Debt [Line Items]
Debt premium amount	$ 161,269
Debt default amount percentage	22.00%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty Geneva Roth [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, default, interest rate	110.00%
Percentage of outstanding shares of common stock	9.99%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty Geneva Roth [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, default, interest rate	129.00%
August 10, 2017 Consulting Agreement [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																				$ 310,000					8,500	9,000
Debt maturity date																																				Aug. 10, 2019
Debt instrument, interest rate, stated percentage																																				10.00%
Accrued interest																																									22,168
Debt conversion of converted amount																																				$ 750					500
Debt instrument, default, interest rate																																				18.00%
Common stock trading volume, percent																																				65.00%
Common stock trading days | Integer																																				10
Accrued expenses																																									5,248					$ 155,000	$ 155,000
Embedded derivative, fair value of embedded derivative liability																																				$ 578,212
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																										161,000				140,000
Accrued interest																																										19,418				$ 10,764
August 10, 2017 Consulting Agreement [Member] | Settlement and Mutual Release Agreement [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																											$ 100,000
Original issue discount																																											8,500
Accrued interest																																						7,381		3,738			23,262
Debt conversion of converted amount																																								20,000
Convertible debt outstanding balance																																						80,000		80,000
Accrued expenses																																											25,000
Liabilities																																											$ 56,762
Loss from settlement of debt																																								43,238
November 26, 2019 Securities Purchase Agreement [Member] | November 26, 2019 Power Up Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																			$ 43,000
Debt maturity date																			Nov. 26, 2020
Debt instrument, interest rate, stated percentage																			8.00%
Legal fees																				$ 2,500
Prepayment penalty																				40,000
Diligence fees																				$ 500
January 7, 2020 Power Up Lending Group Securities Purchase Agreement [Member] | January 7, 2020 Power Up Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																		$ 75,000
Debt maturity date																		Jan. 07, 2021
Debt instrument, interest rate, stated percentage																		8.00%
Legal fees																	$ 2,500
Prepayment penalty																	72,000
Diligence fees																	$ 500
March 12, 2020 Power Up Lending Group Securities Purchase Agreement [Member] | March 12, 2020 Power Up Note [Member]
Short-term Debt [Line Items]
Convertible debt principal amount													$ 43,000					$ 118,000																						0	118,000
Debt maturity date													Mar. 12, 2021
Debt instrument, interest rate, stated percentage													8.00%
Accrued interest																		$ 3,903																						0	3,903
Convertible debt outstanding balance																																								0
Legal fees														$ 2,500
Debt instrument, default, interest rate													150.00%
Common stock trading volume, percent													65.00%
Percentage of outstanding shares of common stock													4.99%
Debt default amount percentage													22.00%
Common stock trading days | Integer													10
Embedded derivative, fair value of embedded derivative liability													$ 422,557
Prepayment penalty														40,000
Diligence fees														$ 500
Debt conversion, description													The conversion price for the above Power Up notes was $3,050, subject to certain Market Price (as defined below) adjustment. If the Market Price was greater than or equal to $5,000, the conversion price was to be the greater of 65% of the Market Price (“Variable Conversion Price”) and $3,050. In the event Market Price was less than $5,000, the conversion price was to be the Variable Conversion Price. As defined in the note agreements, the “Market Price” was the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the “pink sheets” during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.
Repayment in cash																																								43,000
Repayment of interest																																								1,816
Redstart Holdings Corp Financing Agreement [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																									133,000
Accrued interest																																									5,320
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Corp [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																												$ 133,000													0	133,000
Proceeds from convertible debt																												$ 130,000
Debt maturity date																												May 23, 2020
Debt instrument, interest rate, stated percentage																												8.00%
Accrued interest																																									$ 0	1,137
Legal fees																												$ 3,000
Auctus Financing Agreement [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																						0		32,848		$ 358,965
Geneva Roth Financing Agreement Agreement [Member] | September Twenty Two Two Thousand Twenty Geneva Roth [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																						132,000		78,000
Accrued interest																																						5,280
Geneva Roth Financing Agreement Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty Geneva Roth [Member]
Short-term Debt [Line Items]
Convertible debt principal amount																																						167,500		132,000
Accrued interest																																						1,081		3,477
Debt premium amount																																						$ 71,077		$ 42,000